DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 7,387,484	$ 5,865,570	$ 15,768,813	$ 18,856,242	$ 15,164,131	$ 10,044,235
Cost of Goods Sold	4,621,955	4,746,321	9,788,393	14,051,806	11,947,208	4,010,987
Gross Profit	2,765,529	1,119,249	5,980,420	4,804,436	3,216,923	6,033,248
Expenses:
General and Administrative	3,215,889	4,471,200	9,415,436	14,853,915	6,905,155	4,702,461
Sales and Marketing	21,756	2,986	52,857	45,991	81,489
Depreciation and Amortization	1,003,276	518,691	2,528,380	2,932,558
Gain on Disposal of Assets	(13,375,430)		(13,375,430)
Impairment Expense				46,702,659
Total Expenses	(9,134,509)	4,992,877	(1,378,757)	64,535,123	8,519,436	5,982,551
Loss from Operations	11,900,038	(3,873,628)	7,359,177	(59,730,687)	(5,302,513)	50,697
Other Expense (Income):
Interest Expense	2,629,476	1,985,129	7,549,165	4,066,905
Interest Income	(1,545)		(1,545)
Amortization of Debt Discount and Loan Origination Fees	2,197,946	323,916	5,834,043	3,444,098
Other (Income) Expense	(177,006)	(584)	(174,341)	77,494
Total Other Expense	4,648,871	2,308,461	13,207,322	7,588,497	46,708,045	167,550
Loss on Discontinued Operations Before Provision for Income Taxes	7,251,167	(6,182,089)	(5,848,145)	(67,319,184)	(52,010,559)	(116,853)
Provision for Income Tax (Expense) Benefit	358,816	338,376	(175,284)	8,522,082	1,229,520	(1,147,343)
Loss on Discontinued Operations	$ 7,609,983	$ (5,843,713)	$ (6,023,429)	$ (58,797,102)	(50,781,039)	(1,264,196)
Depreciation and Amortization					1,532,792	1,280,090
Impairment of Assets					46,702,660
Other Expense					$ 5,385	$ 167,550